Related party transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Transactions
General and administrative expense	$ 4,421	$ 4,741	$ 8,592	$ 9,435
Vessel operating costs	16,895	18,548	35,988	37,179
Financial costs	13,067	18,484	28,580	38,116
(Loss)/gain on derivatives	(369)	8,266	13,751	13,143
Net pool allocation		(1,024)		(1,058)
GasLog Ltd. | Commercial management fee
Transactions
General and administrative expense	1,350	1,350	2,700	2,700
GasLog Ltd. | Administrative services fee
Transactions
General and administrative expense	1,959	2,279	3,919	4,406
GasLog Ltd. | Commitment fee under Sponsor Credit Facility
Transactions
Financial costs	76	76	152	151
GasLog Ltd. | Realized (gain)/loss on interest rate swaps
Transactions
(Loss)/gain on derivatives	832	(831)	1,125	(1,928)
GasLog Ltd. | Realized loss on forward foreign exchange contracts held for trading
Transactions
(Loss)/gain on derivatives	234	451	409	818
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	1,932	1,932	3,864	3,864
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	$ 20	10	$ 30	20
Cool Pool | Adjustment for net pool allocation
Transactions
Net pool allocation		$ (1,024)		$ (1,058)